INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
INVENTORIES [Abstract]
Raw materials and components	$ 1,802	$ 1,725
Work-in-progress	784	1,479
Finished products	11,604	9,341
Inventory, Total	$ 14,190	$ 12,545